Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1. Description of Business
Description of Business
Unless the context otherwise requires, references in these notes to “Pardes,” “the Company,” “we,” “us” and “our” and any related terms are intended to mean Pardes Biosciences, Inc. and its subsidiaries.
Pardes Biosciences, Inc. is a clinical-stage biopharmaceutical company focused on discovering, developing and commercializing novel therapeutics to improve the lives of patients suffering from life-threatening disease, starting with our lead candidate,
PBI-0451,
which is in clinical development and intended to treat and prevent coronaviral (CoV) infections.
COVID-19
is caused by infection with the severe acute respiratory syndrome coronavirus 2
(SARS-CoV-2)
and has emerged as the most significant pandemic threat for the world in many decades. We have built a discovery platform designed to target reactive nucleophiles, such as those in cysteine proteases. By leveraging our deep understanding of structure-based drug design, reversible covalent chemistry and viral biology, we have discovered and are developing novel product candidates with low nanomolar potency against
SARS-CoV-2
and broad activity against all known pathogenic human coronaviruses. Our lead product candidate,
PBI-0451,
inhibits the main coronaviral cysteine protease (M
pro
), a viral protein essential for replication of all known coronaviruses, including
SARS-CoV-2.
References in these notes to the consolidated financial statements to “Pardes Biosciences, Inc.,” refer to Pardes Biosciences Sub, Inc., a Delaware corporation incorporated in February 2020 and formerly known as Pardes Biosciences, Inc. (“Old Pardes”), for the periods prior to its business combination transaction which took place on December 23, 2021 (“Business Combination”) and Pardes Biosciences, Inc., a Delaware corporation incorporated in August 2020 and formerly known as FS Development Corp. II (“FSDC II”), and its subsidiaries for the periods following the Business Combination.
Business Combination
Effective December 23, 2021 (the “Closing Date”), Old Pardes and FSDC II completed the Business Combination pursuant to the terms of the Agreement and Plan of Merger, dated as of June 29, 2021 (as amended on November 7, 2021, the “Merger Agreement”), by and among Old Pardes, Shareholder Representative Services LLC, a Colorado limited liability company solely in its capacity as the representative, agent and attorney-in-fact
of the Company Securityholders (the “Stockholders’ Representative”), FSDC II and Orchard Merger Sub Inc., a Delaware corporation (“Merger Sub”). FSDC II was formed in August 2020 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.
On the day prior to the Closing Date, Old Pardes changed its name to “Pardes Biosciences Sub, Inc.” Pursuant to the Merger Agreement, on the Closing Date, (i) FSDC II changed its name to “Pardes Biosciences, Inc.” (together with its consolidated subsidiaries, “New Pardes”), and (ii) Old Pardes merged with and into Merger Sub (the “Merger”), with Old Pardes as the surviving company in the Merger and, after giving effect to such Merger, Old Pardes becoming a wholly-owned subsidiary of New Pardes.
In connection with the Business Combination, certain investors purchased an aggregate of $75.0 million of our Common Stock in a private placement of public equity (the “PIPE Investment”). Together with FSDC II’s cash resources and funding of the PIPE Financing, we received net proceeds of approximately $257.5 million.
For additional information on the Business Combination, please refer to Note 4,
Business Combination
, to these consolidated financial statements.
Liquidity
As of December 31, 2021, we have devoted substantially all of our efforts to organizing and staffing, business planning, raising capital, identifying and acquiring our product candidates and conducting preclinical studies, and have not realized revenues from our planned principal operations. In addition, we have a limited operating history, have incurred operating losses since inception and expect that we will continue to incur net losses into the foreseeable future as we continue the development of our product candidates.
Through December 31, 2021, we have funded our operations primarily with proceeds from issuance of Simple Agreements for Future Equity (“SAFEs”), convertible preferred stock financing, and through the Business Combination and the PIPE Investment. We believe that our $268.7 million of cash and cash equivalents as of December 31, 2021 will enable us to fund our planned operations for at least twelve months from the issuance date of these consolidated financial statements, though we may raise additional capital through a combination of equity offerings, debt financings, collaborations, strategic alliances and marketing, distribution or licensing arrangements. Management’s expectations with respect to our ability to fund current planned operations is based on estimates that are subject to risks and uncertainties. Our operating plan may change as a result of many factors currently unknown to management, and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by us, and we may need to seek additional funds sooner than anticipated. If adequate funds are not available to us on a timely basis, on acceptable terms or at all, management may be required to delay, limit, reduce or terminate certain of its research, product development or future commercialization efforts, obtain funds through arrangements with collaborators on terms unfavorable to us, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of our stockholders.
Impact of
COVID-19
In December 2019, a novel strain of coronavirus, which causes the disease known as
COVID-19,
was reported to have surfaced. Since then,
COVID-19
has spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic and the U.S. government-imposed travel restrictions on travel between the United States, Europe and certain other countries. The outbreak and government measures taken in response have had a significant impact, both direct and indirect, on businesses and commerce, as certain worker shortages have occurred, supply chains have been disrupted, and facilities and production have been suspended. The future progression of the pandemic and its effects on our business and operations are uncertain.
We are monitoring the potential impact of
COVID-19
on our business and consolidated financial statements. The effects of the public health directives and our work-from-home policies may negatively impact productivity, disrupt our business, and delay clinical programs and timelines and future clinical trials, the magnitude of which will depend, in part, on the length and severity of the restrictions and other limitations on our ability to conduct business in the ordinary course. These and similar, and perhaps more severe, disruptions in our operations could negatively impact business, results of operations and financial condition, including our ability to obtain financing.
To date, we have not incurred impairment losses in the carrying values of our assets as a result of the pandemic and are not aware of any specific related event or circumstance that would require us to revise our estimates reflected in the consolidated financial statements.
We cannot be certain what the overall impact of the
COVID-19
pandemic will be on our business and prospects. The extent to which the
COVID-19
pandemic will directly or indirectly impact our business, results of operations, financial condition, and liquidity, including planned and future clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19,
the actions taken to contain or treat it, and the duration and intensity of the related effects.